Subsequent Events - Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
March 17, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FC
Amount	$ 600,000
Currency	UF
Maturity date	01/01/2030
Average rate	2.97%
March 20, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FC
Amount	$ 300,000
Currency	UF
Maturity date	01/01/2030
Average rate	2.97%
March 21, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FC
Amount	$ 1,050,000
Currency	UF
Maturity date	01/01/2030
Average rate	2.97%
April 1, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FC
Amount	$ 800,000
Currency	UF
Maturity date	01/01/2030
Average rate	2.96%
April 3, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FO
Amount	$ 900,000
Currency	UF
Maturity date	01/01/2032
Average rate	2.92%
April, 15, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FH
Amount	$ 850,000
Currency	UF
Maturity date	12/01/2030
Average rate	2.84%
April, 17, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	GG
Amount	$ 1,000,000
Currency	UF
Maturity date	05/01/2035
Average rate	3.03%
April, 17, 2025 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002
Serie	HD
Amount	$ 2,000,000
Currency	UF
Maturity date	10/01/2034
Average rate	3.03%